CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Profit for the year	R 1,328.7	R 1,281.4	R 1,123.8
Adjusted for:
Income tax	488.2	405.0	334.3
Depreciation	270.4	217.5	267.6
Movement in gold in process and finished inventories - Gold Bullion	(34.9)	(10.8)	(30.4)
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(11.6)	(7.1)	(2.2)
Environmental rehabilitation payments to reduce the restoration liabilities	(1.3)	(1.3)	(3.3)
Share based payment expense	26.4	22.0	18.4
Gain on disposal of property, plant and equipment	(0.6)	(10.3)	(6.6)
Insurance claim (receivable)/received	(1.2)	31.7	(31.7)
Finance income	(280.8)	(334.3)	(225.8)
Finance expense	76.4	70.7	74.8
Other non-cash items	2.4	0.0	3.8
Operating cash flows before working capital changes	1,862.1	1,664.5	1,522.7
Changes in:	(123.8)	44.2	62.9
Trade and other receivables	(296.2)	19.9	25.7
Inventories	(12.9)	(13.6)	(18.9)
Payment made under protest	(12.8)	(12.6)	(15.2)
Trade and other payables and employee benefits	198.1	50.5	71.3
Cash generated from operations	R 1,738.3	R 1,708.7	R 1,585.6